Average Annual Total Returns{- Treasury Portfolio} - 03.31 FIMM Funds Class 4 Combo PRO-11 - Treasury Portfolio - Class IV - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.20%	0.65%	0.33%